Stockholders' Equity - Change by Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax
Beginning balance	$ 1,779,450
Ending balance	1,277,126	$ 1,779,450
Total
AOCI Attributable to Parent, Net of Tax
Beginning balance	(15,348)	(39,104)
Other comprehensive income before reclassifications	(14,621)	21,226
Amounts reclassified from accumulated other comprehensive income	129	656
Net current period other comprehensive income (loss)	83	21,882
Tax Cuts and Jobs Act, reclassification from AOCI to retained earnings		1,874
Ending balance	(15,265)	(15,348)
Total | Discontinued Operations [Member]
AOCI Attributable to Parent, Net of Tax
Disposal of business	14,575
Defined benefit and other postretirement plans
AOCI Attributable to Parent, Net of Tax
Beginning balance	3,568	(546)
Other comprehensive income before reclassifications	1,850	2,497
Amounts reclassified from accumulated other comprehensive income	88	(67)
Net current period other comprehensive income (loss)	1,710	2,430
Tax Cuts and Jobs Act, reclassification from AOCI to retained earnings		1,684
Ending balance	5,278	3,568
Defined benefit and other postretirement plans | Discontinued Operations [Member]
AOCI Attributable to Parent, Net of Tax
Disposal of business	(228)
Net gain (loss) from hedging activities
AOCI Attributable to Parent, Net of Tax
Beginning balance	(1,838)	637
Other comprehensive income before reclassifications	125	(3,388)
Amounts reclassified from accumulated other comprehensive income	41	723
Net current period other comprehensive income (loss)	1,178	(2,665)
Tax Cuts and Jobs Act, reclassification from AOCI to retained earnings		190
Ending balance	(660)	(1,838)
Net gain (loss) from hedging activities | Discontinued Operations [Member]
AOCI Attributable to Parent, Net of Tax
Disposal of business	1,012
Foreign currency translation
AOCI Attributable to Parent, Net of Tax
Beginning balance	(17,078)	(39,195)
Other comprehensive income before reclassifications	(16,596)	22,117
Amounts reclassified from accumulated other comprehensive income	0	0
Net current period other comprehensive income (loss)	(2,805)	22,117
Tax Cuts and Jobs Act, reclassification from AOCI to retained earnings		0
Ending balance	(19,883)	$ (17,078)
Foreign currency translation | Discontinued Operations [Member]
AOCI Attributable to Parent, Net of Tax
Disposal of business	$ 13,791